Derivative Financial Instruments - Schedule of Derivative Instruments, Gains/(Losses) in Statement of Financial Performance (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange contracts
Derivative [Line Items]
Recognized in Other comprehensive income/(loss), net of taxes	$ (18)	$ 1	$ (75)	$ 11	$ 61	$ (118)	$ (47)
Commodity contracts
Derivative [Line Items]
Recognized in Other comprehensive income/(loss), net of taxes	$ 7	$ (44)	$ (1)	$ (36)	$ (20)	$ 78	$ 102